INVENTORIES, NET - Inventories (Details)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Inventories, net
Raw materials	$ 7,379,454	¥ 52,392,648	$ 9,124,946	¥ 57,926,980			¥ 20,865,093
Work in progress	5,514,081	39,148,872	6,426,348	40,795,744			23,453,665
Finished goods	10,033,391	71,235,067	11,544,354	73,285,870			78,422,922
Allowance for slow-moving or obsolete inventories	(156,258)	(1,109,400)	(866,864)	(5,503,029)	¥ (1,109,400)	$ (6,506,064)	(41,301,797)	¥ (76,661,332)
Inventories, net	$ 22,770,668	¥ 161,667,187	$ 26,228,784	¥ 166,505,565			¥ 81,439,883